Easterly RocMuni High Income Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%(a)
8	Next Renewable Fuels - Series A(b),(c)	6.0000		$—

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			—

Principal Amount ($)
	CORPORATE BONDS — 58.0%
5,025,000	Convivial 2022 III LLC(b),(d)	12.0000	11/15/56	5,025,000

	TOTAL CORPORATE BONDS (Cost $5,025,000)			5,025,000

	MUNICIPAL BONDS — 0.0%(a)
	NEW MEXICO — 0.0%(a)
8,669,836	Sunland Medical Foundation(b),(d)	12.0000	01/01/50	—

	TOTAL MUNICIPAL BONDS (Cost $8,669,836)			—

	TOTAL INVESTMENTS - 58.0% (Cost $19,410,121)			$ 5,025,000
	OTHER ASSETS IN EXCESS OF LIABILITIES- 42.0%			3,639,119
	NET ASSETS - 100.0%			$ 8,664,119

(a)	Percentage rounds to less than 0.1%.
(b)	The value of these securities have been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees. These securities are deemed illiquid and represent 58.0% of net assets.
(c)	Issuer in default.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is $5,025,000 or 58.0% of net assets.